UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
Regional Bank Fund

Quarterly portfolio holdings 7/31/2014

John Hancock
INVESTMENTS

Regional Bank Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Common Stocks 96.3%		$697,389,637

(Cost $350,672,071)

Financials 96.3%		697,389,637

Banks 88.8%
1st Source Corp.	123,427	3,504,085
Access National Corp.	68,218	1,091,488
American Business Bank (I)	41,607	1,248,210
Ameris Bancorp	456,946	9,979,701
Anchor Bancorp, Inc. (I)(V)	161,584	3,110,492
Anchor Bancorp Wisconsin, Inc. (I)(R)	230,700	3,735,057
Bank of America Corp.	1,491,604	22,746,961
Bank of Marin Bancorp, Class A	23,217	1,040,586
Bankwell Financial Group, Inc. (I)	102,591	1,754,306
Bar Harbor Bankshares	142,962	3,902,863
BB&T Corp.	545,246	20,185,007
Bryn Mawr Bank Corp.	383,894	11,324,873
BSB Bancorp, Inc. (I)	234,047	4,023,268
Cascade Bancorp (I)	369,304	2,001,628
Centerstate Banks, Inc.	155,654	1,621,915
Chemical Financial Corp.	153,665	4,241,154
City Holding Company	65,330	2,720,995
CoBiz Financial, Inc.	96,113	1,087,999
Comerica, Inc.	165,668	8,326,474
Commerce Bancshares, Inc.	157,973	7,118,263
ConnectOne Bancorp, Inc.	86,421	1,641,999
CU Bancorp (I)	166,115	3,083,094
East West Bancorp, Inc.	248,898	8,477,466
Eastern Virginia Bankshares, Inc. (I)	264,358	1,670,743
Evans Bancorp, Inc.	126,399	2,957,737
FCB Financial Holdings, Inc., Class A (I)(S)	520,587	11,127,547
FCB Financial Holdings, Inc., Class B (I)(S)	12,609	269,517
Fifth Third Bancorp	933,817	19,124,572
First Business Financial Services, Inc.	83,333	3,634,985
First Citizens BancShares, Inc., Class A	316	70,263
First Commonwealth Financial Corp.	239,085	2,046,568
First Community Corp.	228,772	2,436,422
First Connecticut Bancorp, Inc.	74,929	1,114,944
First Financial Bancorp	188,393	3,078,342
First Horizon National Corp.	324,384	3,821,244
First Merchants Corp.	298,324	5,945,597
First Security Group, Inc. (I)	1,767,811	3,464,910
Flushing Financial Corp.	235,254	4,371,019
FNB Corp.	1,289,898	15,865,745
Frost Bankers, Inc.	274,364	21,392,161
Glacier Bancorp, Inc.	491,445	13,013,464
Guaranty Bancorp	38,435	499,655
Hancock Holding Company	464,181	15,058,032
Heritage Commerce Corp.	712,266	5,698,128
Heritage Financial Corp.	257,483	4,096,555
Heritage Oaks Bancorp (I)	1,064,426	7,600,002
Independent Bank Corp.	175,548	2,324,256
Independent Bank Corp.	482,214	17,605,633
John Marshall Bank (I)	43,062	764,351
JPMorgan Chase & Company	437,681	25,241,063
KeyCorp	642,328	8,697,121
M&T Bank Corp.	200,703	24,385,415

1

Regional Bank Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Financials (continued)

MB Financial, Inc.	533,194	$14,364,246
Monarch Financial Holdings, Inc.	223,406	2,629,489
NewBridge Bancorp (I)	350,132	2,622,489
Northrim BanCorp, Inc.	52,551	1,287,500
Old Second Bancorp, Inc. (I)	307,637	1,488,963
Pacific Continental Corp.	318,618	4,282,226
Park Sterling Corp.	1,286,421	8,824,848
Peoples Bancorp, Inc.	147,485	3,440,825
Prosperity Bancshares, Inc.	163,828	9,523,322
Sandy Spring Bancorp, Inc.	163,933	3,837,672
Shore Bancshares, Inc. (I)	229,704	2,032,880
Sierra Bancorp	260,000	4,108,000
Simmons First National Corp., Class A	15,248	604,278
South State Corp.	150,691	8,756,654
Southern First Bancshares, Inc. (I)	101,959	1,427,426
Southwest Bancorp, Inc.	257,823	3,975,631
Square 1 Financial, Inc., Class A (I)	73,556	1,401,977
State Bank Financial Corp.	226,420	3,738,194
Suffolk Bancorp (I)	220,756	4,470,309
Sun Bancorp, Inc. (I)	1,010,383	3,799,040
SunTrust Banks, Inc.	563,469	21,439,995
SVB Financial Group (I)	157,209	17,138,925
Talmer Bancorp, Inc. (I)	1,431,920	19,062,777
The Community Financial Corp.	76,852	1,690,744
The PNC Financial Services Group, Inc.	286,213	23,629,745
Trico Bancshares	377,716	8,449,507
Trustmark Corp.	90,000	2,072,700
U.S. Bancorp	579,913	24,373,743
Union Bankshares Corp.	326,026	7,785,501
VantageSouth Bancshares, Inc. (I)	360,300	2,089,740
Virginia Heritage Bank (I)	56,123	1,546,189
Washington Trust Bancorp, Inc.	224,305	7,716,092
Wells Fargo & Company	465,024	23,669,722
WesBanco, Inc.	299,228	8,940,933
Westbury Bancorp, Inc. (I)	131,497	1,984,290
Wilshire Bancorp, Inc.	715,261	6,737,759
Xenith Bankshares, Inc. (I)	28,900	187,561
Yadkin Financial Corp. (I)	320,235	5,943,562
Zions Bancorporation	577,575	16,645,712

Thrifts & Mortgage Finance 7.5%
Berkshire Hills Bancorp, Inc.	386,034	9,330,442
Cheviot Financial Corp.	191,734	2,461,865
First Defiance Financial Corp.	262,030	7,077,430
Heritage Financial Group, Inc.	221,086	4,443,829
HomeStreet, Inc.	224,021	3,906,926
Provident Financial Holdings, Inc.	141,141	2,011,259
River Valley Bancorp	63,448	1,379,360
Simplicity Bancorp, Inc.	200,414	3,246,707
Southern Missouri Bancorp, Inc.	93,660	3,348,345
United Community Financial Corp.	1,058,239	4,550,428
United Financial Bancorp, Inc.	153,813	1,950,349
WSFS Financial Corp.	148,312	10,617,656

2

Regional Bank Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Preferred Securities 1.1%		$8,218,797

(Cost $6,225,930)

Financials 1.1%		8,218,797

Banks 0.7%
First Citizens Bancshares, Inc., Series A, 9.000%	24,962	5,550,301

Thrifts & Mortgage Finance 0.4%
Flagstar Bancorp, Inc., 9.000%	2,500	2,668,496

	Shares	Value

Warrants 2.0%	$14,448,340

(Cost $8,115,956)

Financials 2.0%		14,448,340

Bank of Marin Bancorp (Expiration Date: 12-5-18, Strike Price: $27.23) (I)	98,046	1,777,702
Citigroup, Inc. (Expiration Date: 1-4-19, Strike Price: $106.10) (I)	1,721,817	1,203,550
Comerica, Inc. (Expiration Date: 11-14-18; Strike Price: $29.40) (I)	285,756	6,023,736
Horizon Bancorp (Expiration Date: 12-19-18, Strike Price: $17.68) (I)	300,959	4,067,230
TCF Financial Corp. (Expiration Date: 11-14-18, Strike Price: $16.93) (I)	116,310	314,037
The PNC Financial Services Group, Inc. (Expiration Date: 12-31-18; Strike Price:
$67.33) (I)	34,349	774,913
Valley National Bancorp (Expiration Date: 11-14-18, Strike Price: $16.92) (I)	58,798	14,700
Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I)	48,569	272,472

	Par value	Value

Short-Term Investments 0.7%		$4,686,000

(Cost $4,686,000)

Repurchase Agreement 0.7%		4,686,000

Barclays Tri-Party Repurchase Agreement dated 7-31-14 at 0.060% to be repurchased at $4,557,008 on 8-1-14, collateralized by
$4,412,500 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-
15-18 (valued at $4,648,234, including interest)	$4,557,000	4,557,000
Repurchase Agreement with State Street Corp. dated 7-31-14 at
0.000% to be repurchased at $129,000 on 8-1-14, collateralized by
$135,000 Federal Home Loan Mortgage Corp., 1.100% due 10-5-17
(valued at $134,494, including interest)	129,000	129,000

Total investments (Cost $369,699,957)† 100.1%		$724,742,774

Other assets and liabilities, net (0.1%)		($398,298)

Total net assets 100.0%		$724,344,476

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

3

Regional Bank Fund
As of 7-31-14 (Unaudited)

(R) Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933.

	Original		Beginning	Ending	Value as a
Issuer,	acquisition	Acquisition	share	share	percentage of	Value as
Description	date	cost	amount	amount	fund's net assets	of 7-31-14

Anchor Bancorp
Wisconsin, Inc.
Bought: None	9-20-13	$4,614,007	230,700	230,700	0.52%	$3,735,057
Sold: None

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to the financial statements.

† At 7-31-14, the aggregate cost of investment securities for federal income tax purposes was $371,739,600.

Net unrealized appreciation aggregated $353,003,174 of which $354,422,656 related to appreciated investment securities and $1,419,482 related to depreciated investment securities.

4

Regional Bank Fund
As of 7-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	7-31-14	Price	Inputs	Inputs
Common Stocks
Banks	$643,065,041	$606,780,403	$21,152,517	$15,132,121
Thrifts & Mortgage Finance	54,324,596	54,324,596	—	—
Preferred Securities
Banks	5,550,301	5,550,301	—	—
Thrifts & Mortgage Finance	2,668,496	—	2,668,496	—
Warrants
Banks	12,972,318	7,127,386	5,844,932	—
Diversified Financial Services	1,203,550	1,203,550	—	—
Thrifts & Mortgage Finance	272,472	272,472	—	—
Short-Term Investments	4,686,000	—	4,686,000	—

Total Investments in Securities	$724,742,774	$675,258,708	$34,351,945	$15,132,121

5

Regional Bank Fund
As of 7-31-14 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

BANKS

Balance as of 10-31-13	$32,691,177

Realized gain (loss)	793,317

Change in unrealized appreciation (depreciation)	2,563,763

Purchases	-

Sales	(5,189,880)

Transfer into Level 3	-

Transfer out of Level 3	(15,726,256)

Balance as of 7-31-14	$15,132,121

Changes in unrealized at period end *	$3,033,761

*Changes in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value meausremnt of the fund’s Level 3 securities are outlined in the table below:

	Fair Value	Valuation Technique	Unobservable Inputs	Input/ Range
	at 7-31-14

			Mid-point range/	$22.50
Common Stocks	$11,397,064	Market Approach	Discount for lack of marketability	5%

			Book Value multiple/	1.0345x
	$3,735,057	Market Approach		10%
			Discount for lack of marketability

	$15,132,121

Increases/decreases in book value multiples or mid-point IPO may result in increases/decreases in security valuation.

Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’scustodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

6

Regional Bank Fund
As of 7-31-14 (Unaudited)

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended July 31, 2014, is set forth below:

		Ending
	Beginning	share	Realized	Dividend
Affiliate	share amount	amount	gain (loss)	income	Ending value

Anchor Bancorp, Inc.

Purchased: None Sold: None	161,584	161,584	-	-	$3,110,492

For additional information on the fund's significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Regional Bank Fund.

01Q3 7/14
9/14

John Hancock
Small Cap Equity Fund

Quarterly portfolio holdings 7/31/2014

John Hancock INVESTMENTS

Small Cap Equity Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Common Stocks 98.5%		$414,277,377

(Cost $384,737,855)

Consumer Discretionary 13.2%		55,578,065

Auto Components 1.2%
Dorman Products, Inc. (I)	118,109	5,123,568

Distributors 1.6%
Pool Corp.	120,369	6,591,406

Internet & Catalog Retail 3.6%
HomeAway, Inc. (I)	253,203	8,791,208
Lands' End, Inc. (I)(L)	179,427	6,314,036

Specialty Retail 2.9%
Lumber Liquidators Holdings, Inc. (I)	107,451	5,825,993
Restoration Hardware Holdings, Inc. (I)	77,612	6,347,885

Textiles, Apparel & Luxury Goods 3.9%
Iconix Brand Group, Inc. (I)	168,246	7,105,029
Wolverine World Wide, Inc.	390,723	9,478,940

Consumer Staples 4.6%		19,506,955

Food & Staples Retailing 3.0%
PriceSmart, Inc.	67,069	5,519,779
United Natural Foods, Inc. (I)	125,067	7,331,428

Food Products 1.6%
The Hain Celestial Group, Inc. (I)	77,845	6,655,748

Energy 3.2%		13,551,426

Energy Equipment & Services 2.2%
RigNet, Inc. (I)	106,594	5,928,758
Tesco Corp.	162,115	3,164,485

Oil, Gas & Consumable Fuels 1.0%
Sanchez Energy Corp. (I)	140,548	4,458,183

Financials 3.9%		16,321,420

Banks 2.7%
Glacier Bancorp, Inc.	152,611	4,041,139
MB Financial, Inc.	152,832	4,117,294
South State Corp.	54,048	3,140,729

Real Estate Investment Trusts 1.2%
DiamondRock Hospitality Company	196,629	2,410,672
QTS Realty Trust, Inc., Class A	95,838	2,611,586

Health Care 23.7%		99,436,683

Biotechnology 5.6%
Alnylam Pharmaceuticals, Inc. (I)	35,638	1,926,234
Isis Pharmaceuticals, Inc. (I)	123,576	3,829,620
Keryx Biopharmaceuticals, Inc. (I)(L)	190,855	2,872,368
NewLink Genetics Corp. (I)(L)	108,257	2,292,883
NPS Pharmaceuticals, Inc. (I)	119,277	3,332,599
OPKO Health, Inc. (I)(L)	338,178	2,982,730
Puma Biotechnology, Inc. (I)	19,363	4,293,164
Sangamo BioSciences, Inc. (I)	182,976	2,173,755

1

Small Cap Equity Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Health Care (continued)

Health Care Equipment & Supplies 10.4%
Align Technology, Inc. (I)	161,344	$8,746,458
DexCom, Inc. (I)	262,275	9,882,522
GenMark Diagnostics, Inc. (I)	239,991	2,567,904
Natus Medical, Inc. (I)	233,889	6,728,987
Neogen Corp. (I)	136,382	5,954,438
Vascular Solutions, Inc. (I)	198,214	4,889,939
West Pharmaceutical Services, Inc.	116,645	4,753,284

Health Care Providers & Services 3.3%
Team Health Holdings, Inc. (I)	178,694	10,105,144
The Providence Service Corp. (I)	92,777	3,674,897

Health Care Technology 3.3%
athenahealth, Inc. (I)	40,050	4,982,220
HealthStream, Inc. (I)	359,848	8,981,806

Pharmaceuticals 1.1%
Akorn, Inc. (I)	131,616	4,465,731

Industrials 15.9%		66,938,716

Aerospace & Defense 1.2%
The KEYW Holding Corp. (I)(L)	377,129	4,940,390

Commercial Services & Supplies 2.0%
Clean Harbors, Inc. (I)	144,980	8,355,197

Electrical Equipment 1.3%
Acuity Brands, Inc.	51,189	5,491,044

Machinery 3.6%
Chart Industries, Inc. (I)	81,035	6,162,712
Westport Innovations, Inc. (I)(L)	143,150	2,467,906
Woodward, Inc.	129,459	6,467,772

Professional Services 3.5%
The Advisory Board Company (I)	192,723	9,663,131
WageWorks, Inc. (I)	122,507	5,113,442

Trading Companies & Distributors 3.1%
DXP Enterprises, Inc. (I)	88,817	6,308,672
Watsco, Inc.	74,463	6,669,651

Transportation Infrastructure 1.2%
Wesco Aircraft Holdings, Inc. (I)	279,620	5,298,799

Information Technology 31.1%		130,920,747

Communications Equipment 2.7%
KVH Industries, Inc. (I)	348,150	4,529,432
ViaSat, Inc. (I)	117,572	6,874,435

Electronic Equipment, Instruments & Components 2.0%
DTS, Inc. (I)	123,454	2,233,283
FEI Company	83,269	6,378,405

Internet Software & Services 9.5%
Autobytel, Inc. (I)	60,475	662,806
Cornerstone OnDemand, Inc. (I)	219,014	9,163,546
CoStar Group, Inc. (I)	52,856	7,596,993
Dealertrack Technologies, Inc. (I)	171,324	6,436,643
Demandware, Inc. (I)	147,042	8,857,810

2

Small Cap Equity Fund
As of 7-31-14 (Unaudited)

		Shares	Value

Information Technology (continued)

Marketo, Inc. (I)		265,953	$7,273,815
IT Services 1.6%
Acxiom Corp. (I)		362,846	6,647,339

Semiconductors & Semiconductor Equipment 0.4%
Rubicon Technology, Inc. (I)		227,240	1,711,117

Software 13.4%
Bottomline Technologies, Inc. (I)		132,882	3,761,889
FleetMatics Group PLC (I)		201,965	6,380,074
Guidewire Software, Inc. (I)		253,987	10,286,474
SolarWinds, Inc. (I)		197,571	8,128,071
Synchronoss Technologies, Inc. (I)		261,667	10,573,963
Tableau Software, Inc., Class A (I)		76,750	4,988,750
The Rubicon Project, Inc. (I)		425,506	5,067,776
The Ultimate Software Group, Inc. (I)		53,626	7,234,684

Technology Hardware, Storage & Peripherals 1.5%
Electronics For Imaging, Inc. (I)		139,175	6,133,442

Materials 2.9%			12,023,365

Chemicals 2.2%
A. Schulman, Inc.		98,595	3,918,165
PolyOne Corp.		136,069	5,163,819

Paper & Forest Products 0.7%
Domtar Corp.		81,887	2,941,381

	Yield (%)	Shares	Value

Securities Lending Collateral 5.0%			$20,848,313

(Cost $20,847,690)

John Hancock Collateral Investment Trust (W)	0.0965(Y)	2,083,331	20,848,313

		Par value	Value

Short-Term Investments 1.3%			$5,574,000

(Cost $5,574,000)

Repurchase Agreement 1.3%			5,574,000

Barclays Tri-Party Repurchase Agreement dated 7-31-14 at 0.060% to be repurchased at $5,421,009 on 8-1-14, collateralized by
$5,249,100 Treasury Inflation Index Notes, 0.125% due 4-15-18
(valued at $5,529,529, including interest)		$5,421,000	5,421,000
Repurchase Agreement with State Street Corp. dated 7-31-14 at
0.000% to be repurchased at $153,000 on 8-1-14, collateralized by
$160,000 Federal Home Loan Mortgage Corp., 1.100% due 10-5-17
(valued at $159,400, including interest)		153,000	153,000

Total investments (Cost $411,159,545)† 104.8%			$440,699,690

Other assets and liabilities, net (4.8%)			($20,238,425)

Total net assets 100.0%			$420,461,265

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 7-31-14. The value of securities on loan amounted to $19,677,261.

3

Small Cap Equity Fund
As of 7-31-14 (Unaudited)

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 7-31-14.

† At 7-31-14, the aggregate cost of investment securities for federal income tax purposes was $411,517,774. Net unrealized appreciation aggregated $29,181,916 of which $51,202,847 related to appreciated investment securities and $22,020,931 related to depreciated investment securities.

4

Small Cap Equity Fund
As of 7-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2014, all investments are categorized as Level 1, except repurchase agreements which are categorized as Level 2, under the hierarchy described above.

Repurchase Agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s cu stodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close -out of the transactions.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.

37Q3 7/14
9/14

John Hancock
Financial Industries Fund

Quarterly portfolio holdings 7/31/2014

John Hancock
INVESTMENTS

Financial Industries Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Common Stocks 94.9%		$1,019,092,604

(Cost $847,492,324)

Financials 94.0%		1,008,952,729

Banks 53.8%
Bank of America Corp.	2,217,198	33,812,270
Bank of Marin Bancorp, Class A	33,187	1,487,441
Bankwell Financial Group, Inc. (I)	120,833	2,066,244
Barclays PLC, ADR	1,659,085	25,184,910
BB&T Corp.	335,822	12,432,130
Chemical Financial Corp.	69,109	1,907,408
CIT Group, Inc.	353,971	17,383,516
Citigroup, Inc.	662,824	32,418,722
Danske Bank A/S	384,299	11,102,643
East West Bancorp, Inc.	430,550	14,664,533
FCB Financial Holdings, Inc., Class A (I)(S)	97,200	2,077,650
Fifth Third Bancorp	579,298	11,864,023
Flushing Financial Corp.	263,003	4,886,596
Glacier Bancorp, Inc.	627,179	16,607,700
Independent Bank Corp.	81,521	2,976,332
Independent Bank Corp.	169,595	2,245,438
JPMorgan Chase & Company	603,125	34,782,219
M&T Bank Corp.	66,295	8,054,843
MB Financial, Inc.	135,404	3,647,784
Nordea Bank AB	199,881	2,680,558
North Valley Bancorp (I)	151,433	3,186,150
Prosperity Bancshares, Inc.	269,364	15,658,129
Regions Financial Corp.	1,450,897	14,712,096
Royal Bank of Scotland Group PLC, ADR (I)	1,981,749	23,543,178
Sandy Spring Bancorp, Inc.	109,212	2,556,653
SpareBank 1 SR-Bank ASA	1,888,000	17,309,505
Square 1 Financial, Inc., Class A (I)	89,618	1,708,119
State Bank Financial Corp.	297,606	4,913,475
Sun Bancorp, Inc. (I)	888,226	3,339,730
SunTrust Banks, Inc.	605,247	23,029,648
SVB Financial Group (I)	218,469	23,817,490
Swedbank AB, Class A	912,393	23,373,334
Talmer Bancorp, Inc. (I)	739,378	9,843,146
Talmer Bancorp, Inc., Class A (I)	467,069	6,220,059
The Community Financial Corp.	80,680	1,774,960
The PNC Financial Services Group, Inc.	256,576	21,182,915
U.S. Bancorp	1,022,817	42,988,999
UniCredit SpA	3,675,813	28,675,449
Union Bankshares Corp.	364,282	8,699,054
VantageSouth Bancshares, Inc. (I)	392,200	2,274,760
Wells Fargo & Company	663,847	33,789,812
Yadkin Financial Corp. (I)	196,251	3,642,419
Zions Bancorporation	658,721	18,984,339

Capital Markets 18.1%
American Capital, Ltd. (I)	2,043,627	30,981,385
Ameriprise Financial, Inc.	279,074	33,377,250
Apollo Global Management LLC, Class A	603,779	15,855,237
Invesco, Ltd.	597,921	22,499,767
KKR & Company LP	908,813	20,829,994
State Street Corp.	161,649	11,386,556
The Blackstone Group LP	1,217,904	39,801,103

1

Financial Industries Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Financials (continued)

The Carlyle Group LP	580,205	$19,367,243
Consumer Finance 2.9%
Discover Financial Services	508,259	31,034,295

Insurance 12.5%
ACE, Ltd.	144,846	14,499,085
American International Group, Inc.	468,363	24,345,509
Assured Guaranty, Ltd.	968,472	21,616,295
CNO Financial Group, Inc.	1,577,042	25,516,540
Lincoln National Corp.	282,167	14,782,729
MetLife, Inc.	183,046	9,628,220
Prudential Financial, Inc.	154,955	13,476,436
The Hartford Financial Services Group, Inc.	301,704	10,306,209

Real Estate Investment Trusts 5.6%
CoreSite Realty Corp.	107,931	3,525,026
DiamondRock Hospitality Company	414,921	5,086,931
Essex Property Trust, Inc.	41,150	7,800,806
FelCor Lodging Trust, Inc.	845,413	8,851,474
General Growth Properties, Inc.	368,652	8,615,397
Rexford Industrial Realty, Inc.	203,783	2,818,319
Simon Property Group, Inc.	130,781	21,996,056
Washington Prime Group, Inc. (I)	59,609	1,126,014

Real Estate Management & Development 0.3%
Eurocastle Investment, Ltd.	393,372	3,684,061

Thrifts & Mortgage Finance 0.8%
First Defiance Financial Corp.	132,626	3,582,228
HomeStreet, Inc.	165,029	2,878,106
United Community Financial Corp.	506,530	2,178,079

Information Technology 0.9%		10,139,875

IT Services 0.9%
Visa, Inc., Class A	48,054	10,139,875

Preferred Securities 0.2%		$2,668,496

(Cost $2,731,250)

Financials 0.2%		2,668,496

Thrifts & Mortgage Finance 0.2%
Flagstar Bancorp, Inc., 9.000% (I)	2,500	2,668,496

Investment Companies 1.4%		$14,625,480

(Cost $6,428,028)

AP Alternative Assets LP (I)	442,674	14,625,480

Warrants 0.6%		$6,292,224

(Cost $4,511,605)

Financials 0.6%		6,292,224

Citigroup, Inc. (Expiration Date: 1-4-19; Strike Price: $106.10) (I)	1,027,125	717,960
Comerica, Inc. (Expiration Date: 11-14-18; Strike Price: $29.40) (I)	223,341	4,708,028
The PNC Financial Services Group, Inc. (Expiration Date: 12-31-18; Strike Price:
$67.33) (I)	38,397	866,236

2

Financial Industries Fund
As of 7-31-14 (Unaudited)

	Par value	Value

Short-Term Investments 2.8%		$30,371,000

(Cost $30,371,000)

Repurchase Agreement 2.8%		30,371,000

Barclays Tri-Party Repurchase Agreement dated 7-31-14 at 0.060% to be repurchased at $29,536,049 on 8-1-14, collateralized by
$29,474,900 U.S. Treasury Inflation Index Notes, 0.125% due 1-15-
23 (valued at $30,126,853, including interest)	$29,536,000	29,536,000
Repurchase Agreement with State Street Corp. dated 7-31-14 at
0.000% to be repurchased at $835,000 on 8-1-14, collateralized by
$855,000 Federal Home Loan Mortgage Corp., 1.100% due 10-5-17
(valued at $851,794, including interest)	835,000	835,000

Total investments (Cost $891,534,207)† 99.9%		$1,073,049,804

Other assets and liabilities, net 0.1%		$661,404

Total net assets 100.0%		$1,073,711,208

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

LIBOR London Interbank Offered Rate

REIT Real Estate Investment Trust

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 7-31-14, the aggregate cost of investment securities for federal income tax purposes was $894,546,498. Net unrealized appreciation aggregated $178,503,306, of which $184,762,494 related to appreciated investment securities and $6,259,188 related to depreciated investment securities.

The fund had the following country concentration as a percentage of total net assets on 7-31-14:

United States	83.0%
United Kingdom	4.5%
Italy	2.7%
Sweden	2.4%
Bermuda	2.0%
Norway	1.6%
Guernsey, Channel Islands	1.4%
Switzerland	1.4%
Denmark	1.0%

Total	100.0%

3

Financial Industries Fund
As of 7-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	7-31-14	Price	Inputs	Inputs
Common Stocks
Banks	$577,506,379	$474,311,729	$101,117,000	$2,077,650
Capital Markets	194,098,535	194,098,535	—	—
Consumer Finance	31,034,295	31,034,295	—	—
Insurance	134,171,023	134,171,023	—	—
Real Estate Investment Trusts	59,820,023	59,820,023	—	—
Real Estate Management & Development	3,684,061	—	3,684,061	—
Thrifts & Mortgage Finance	8,638,413	8,638,413	—	—
IT Services	10,139,875	10,139,875	—	—
Preferred Securities	2,668,496	—	2,668,496	—
Investment Companies	14,625,480	—	14,625,480	—
Warrants	6,292,224	6,292,224
Short-Term Investments	30,371,000	—	30,371,000	—

Total Investments in Securities	$1,073,049,804	$918,506,117	$152,466,037	$2,077,650

4

Financial Industries Fund
As of 7-31-14 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fiar value. Transfers into or out of Level 3, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

INVESTMENTS IN SECURITIES	COMMON STOCKS	PREFERRED STOCKS	TOTAL

Balance as of 10-31-13	$7,869,508	$1,547,615	$9,417,123

Realized gain (loss)	-	34,405	34,405

Change in unrealized appreciation (depreciation	324,162	-	324,162

Purchases	1,753,488	-	1,753,488

Sales	-	(1,582,020)	(1,582,020)

Transfer into Level 3	-	-	-

Transfer out of Level 3	(7,869,508)	-	(7,869,508)

Balance as of 7-31-14	$2,077,650	-	$2,077,650

Change in unrealized at period end*	$324,162	-	$324,162

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Financial Industries Fund.

70Q3 7/14
9/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	September 23, 2014

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 23, 2014